Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

Depreciation is calculated on a
straight-line
basis over the estimated useful lives of the assets as follows:

• Leasehold improvements	Over the lease terms
• Music education equipment	5 years
• Furniture and fixtures	3 to 4 years
• Office equipment	3 to 5 years